Liability for loss and loss adjustment expenses - Summary of Liability for Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balance			$ 69,800	$ 62,758	$ 62,758	$ 59,266
Provision for claims related to:
Current year			14,516	8,533	20,619	21,220
Prior years			(4,461)	(3,710)	(5,282)	(8,935)
Total provision for claims	$ 6,807	$ 3,040	10,055	4,823	15,337	12,285	$ 0
Paid losses related to:
Current year			(1,554)	(1,139)	(2,331)	(2,828)
Prior years			(3,595)	(3,794)	(5,964)	(5,965)
Total paid losses			(5,149)	(4,933)	(8,295)	(8,793)
Ending balance	$ 74,706	$ 62,648	$ 74,706	$ 62,648	$ 69,800	$ 62,758	$ 59,266
Premiums Written, Net | Provision for Incurred Claims Concentration Risk | Liability for Unpaid Claims and Claims Adjustment Expense, Net
Paid losses related to:
Concentration risk percent			4.60%	3.40%	4.40%	4.20%